Financial Instruments And Risks	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risks [Abstract]
Financial instruments and risks
4.	Financial instruments and risks
The Group’s activities expose it to a variety of market risks (comprising foreign currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

4.1	Financial risk factors

4.1.1	Market risk
Market risk is the risk of changes in fair value of financial instruments and future cash flows from fluctuation of market prices, which includes two types of risks from volatility of foreign exchange rates (foreign currency risk), and market interest rates (interest rate risk).

(a)	Foreign currency risk
Foreign currency risk is the risk of loss resulting from changes in foreign currency exchange rates. Fluctuations in exchange rates between the RMB and other currencies in which the Group conducts business may affect its financial position and results of operations. The foreign currency risk assumed by the Group mainly comes from movements in the USD/RMB exchange rates.
The Company and major overseas intermediate holding companies’ functional currency is USD. They are mainly exposed to foreign exchange risk arising from their cash and cash equivalents and loans to subsidiaries denominated in RMB. The Group entered into spot-forward USD/RMB currency swaps to manage its exposure to foreign currency risk arising from loans to subsidiaries denominated in RMB until the foregoing swaps expired in May 2023. Since then, the Group has entered into forward
RMB-FX
trading to manage the exposure to foreign currency risk arising from loans to subsidiaries denominated in RMB.
The subsidiaries of the Group are mainly operating in the PRC with most of the transactions denominated in RMB. The Group considers that business in the PRC is not exposed to any significant foreign exchange risk as there are no significant financial assets or liabilities of these subsidiaries denominated in the currencies other than RMB.
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD/HKD by 5% on the Group’s profit before income tax expenses.

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
5% appreciation of RMB	(126)	(173,557)	(120,981)
5% depreciation of RMB	126	173,557	120,981

(b)	Interest rate risk
Interest rate risk is the risk that the fair value/future cash flows of a financial instrument will fluctuate because of changes in market interest rates.
Interest on floating rate instruments is repriced at intervals of one year or less. Interest on fixed interest rate instruments is priced at inception of the financial instruments and is fixed until maturity. Floating rate instruments expose the Group to cash flow interest rate risk, whereas fixed rate instruments expose the Group to fair value interest risk. The Group’s interest rate risk mainly arises from fixed rate instruments including cash at bank, accounts and other receivables and contract assets, loans to customers, accounts and other payables and contract liabilities, etc. The Group’s interest rate risk policy requires it to manage interest rate risk by managing the maturities of interest-bearing financial assets and interest-bearing financial liabilities.
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date
(whichever is the earlier):

	As of December 31, 2022 (Restated)
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	33,211,584	39,997	1,499,816	3,420,799	5,348,809	—	418,265	43,939,270
Restricted cash	24,711,956	953,792	856,696	475,101	—	—	89,176	27,086,721
Financial assets held under resale agreements	40,000	—	—	—	—	—	23	40,023
Financial assets at fair value through profit or loss	7,932,571	4,198,322	628,321	613,055	3,498,313	2,819,445	12,224,101	31,914,128
Financial assets at amortized cost	2,503,075	631,585	—	17,225	—	259,199	—	3,411,084
Accounts and other receivables and contract assets	—	—	—	—	—	—	9,585,236	9,585,236
Loans to customers	46,688,746	92,001,986	47,224,580	20,219,306	156,894	5,155,133	—	211,446,645
Other assets	—	—	—	—	—	—	447,443	447,443

Total financial assets	115,087,932	97,825,682	50,209,413	24,745,486	9,004,016	8,233,777	22,764,244	327,870,550

	As of December 31, 2022 (Restated)
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	1,569,367	1,569,367
Borrowings	9,146,660	27,471,904	—	—	—	—	296,949	36,915,513
Bonds payable	—	2,143,348	—	—	—	—	—	2,143,348
Accounts and other payables and contract liabilities	—	—	—	—	—	—	6,118,819	6,118,819
Payable to investors of consolidated structured entities	42,976,724	86,268,455	43,236,860	3,805,527	64,767	—	—	176,352,333
Financing guarantee liabilities	—	—	—	—	—	—	5,763,369	5,763,369
Lease liabilities	129,260	299,806	256,947	67,800	6,813	—	—	760,626
Convertible promissory notes payable	—	—	—	—	5,164,139	—	—	5,164,139
Optionally convertible promissory notes	—	8,142,908	—	—	—	—	—	8,142,908
Financial assets sold under repurchase agreements	3,343,950	—	—	—	—	—	—	3,343,950

Total financial liabilities	55,596,594	124,326,421	43,493,807	3,873,327	5,235,719	—	13,748,504	246,274,372

Nominal amount of interest rate swap	(8,984,334)	8,984,334	—	—	—	—	—	—

Total interest rate sensitivity gap	68,475,672	(35,485,073)	6,715,606	20,872,159	3,768,297	8,233,777	9,015,740	81,596,178

	As of December 31, 2023 (Restated)
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	21,674,685	3,799,379	3,860,661	3,549,486	5,848,577	—	963,126	39,695,914
Restricted cash	10,060,275	1,366,459	659,066	1,274,176	414	—	56,225	13,416,615
Financial assets held under resale agreements	28,834	—	—	—	—	—	—	28,834
Financial assets at fair value through profit or loss	7,373,132	2,231,011	851,210	287,246	2,722,181	5,022,962	6,275,463	24,763,205
Financial assets at amortized cost	1,500,195	9,068	7,785	—	—	241,035	—	1,758,083
Accounts and other receivables and contract assets	—	—	—	—	—	—	4,535,382	4,535,382
Loans to customers	29,467,099	57,658,476	26,210,707	12,822,563	408,496	3,126,613	—	129,693,954

Total financial assets	70,104,220	65,064,393	31,589,429	17,933,471	8,979,668	8,390,610	11,830,196	213,891,987

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	985,761	985,761
Borrowings	10,066,440	25,736,669	1,827,339	952,740	—	—	240,096	38,823,284
Accounts and other payables and contract liabilities	—	—	—	—	—	—	2,791,832	2,791,832
Payable to investors of consolidated structured entities	24,380,794	39,450,117	14,436,184	1,190,436	736	—	—	79,458,267
Financing guarantee liabilities	—	—	—	—	—	—	4,185,532	4,185,532
Lease liabilities	77,028	176,662	113,811	34,688	2,329	—	—	404,518
Convertible promissory notes payable	—	—	—	5,650,268	—	—	—	5,650,268
Financial assets sold under repurchase agreements	1,306,996	—	—	—	—	—	399	1,307,395

Total financial liabilities	35,831,258	65,363,448	16,377,334	7,828,132	3,065	—	8,203,620	133,606,857

Total interest rate sensitivity gap	34,272,962	(299,055)	15,212,095	10,105,339	8,976,603	8,390,610	3,626,576	80,285,130

	As of December 31, 2024
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	13,730,791	4,576,585	7,580,550	2,079,228	799,900	—	1,136,792	29,903,846
Restricted cash	12,606,465	468,019	953,933	49,455	—	—	54,162	14,132,034
Financial assets held under resale agreements	657,001	—	—	—	—	—	32	657,033
Financial assets at fair value through profit or loss	4,848,823	2,793,141	1,129,890	793,443	1,742,218	3,176,372	5,871,927	20,355,814
Financial assets at fair value through other comprehensive income	647,826	390,295	—	117,974	—	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	—	—	—	—	1,499,000
Accounts and other receivables and contract assets	—	—	—	—	—	—	4,698,008	4,698,008
Loans to customers	18,740,577	44,898,185	23,977,895	21,407,199	855,385	1,629,428	—	111,508,669

Total financial assets	52,730,483	53,126,225	33,642,268	24,447,299	3,397,503	4,805,800	11,760,921	183,910,499

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	721,558	721,558
Borrowings	11,126,077	37,633,114	1,967,199	—	—	—	388,185	51,114,575
Customer deposits	2,906,107	1,026,951	—	—	—	—	692	3,933,750
Accounts and other payables and contract liabilities	—	—	—	—	—	—	2,833,692	2,833,692
Payable to investors of consolidated structured entities	12,719,274	21,581,299	7,973,593	521,458	—	—	—	42,795,624
Financing guarantee liabilities	—	—	—	—	—	—	4,217,979	4,217,979
Lease liabilities	56,162	130,705	91,030	24,766	204	—	—	302,867
Convertible promissory notes payable	—	—	6,174,050	—	—	—	—	6,174,050
Financial assets sold under repurchase agreements	782,397	—	—	—	—	—	62	782,459

Total financial liabilities	27,590,017	60,372,069	16,205,872	546,224	204	—	8,162,168	112,876,554

Total interest rate sensitivity gap	25,140,466	(7,245,844)	17,436,396	23,901,075	3,397,299	4,805,800	3,598,753	71,033,945

The Group performs interest rate sensitivity analysis on profit for the Group by measuring the impact of a change in interest rate of financial assets, liabilities and interest rate derivative instruments.

The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31,2022, 2023 and 2024, caused by a parallel shift of 100 basis points in interest rates.

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Change in interest rate
-100 basis points	(466,345)	(298,767)	(192,807)
+100 basis points	466,345	298,767	192,807
In the sensitivity analysis, the Group adopts the following assumptions when determining business conditions and financial index:

•	The fluctuation rates of different interest-bearing assets and liabilities are the same;

•	All assets and liabilities are re-priced in the middle of relevant periods;

•	Analysis is based on static gap on reporting date, regardless of subsequent changes;

•	No consideration of impact on customers’ behavior resulting from interest rate changes;

•	No consideration of impact on market price resulting from interest rate changes;

•	No consideration of actions taken by the Group.
Therefore, the actual changes of net profit may differ from the analysis above.

4.1.2	Credit risk
Credit risks refer to the risk of losses incurred by the inabilities of debtors or counterparties to fulfill their contractual obligations or by the adverse changes in their credit conditions. The Group uses a variety of controls to identify, measure, monitor and report credit risk.
Credit risk management
The Group’s financial assets at fair value through profit or loss mainly include trust products, wealth management products, asset management plans and other equity investments. The Group executes due diligence, assesses counterparties’ qualification and manages credit risks of existing investments.
The Group has formulated a complete set of credit management processes and internal control mechanisms, so as to carry out whole process management of credit business. Credit management procedures for its retail loans comprise the processes of credit origination, credit review, credit approval, disbursement, post-disbursement monitoring and collection. Risks arising from financing guarantee contracts and loan commitments are similar to those associated with loans. Transactions of financing guarantee contracts and loan commitments are, therefore, subject to the same portfolio management and the same requirements for application and collateral as loans to customers.
To those accounts and other receivables and contract assets, there are policies to control the credit risk exposures. The Group evaluates the possibility of guarantee from third parties, credit record and other factors such as current market condition. The Group monitors customer credit records at regular intervals, and takes action such as official notifications, shortening credit periods or canceling credit periods etc. to ensure the Group’s credit risk remains under control when the customers with bad credit records are identified.
Credit exposure
Without taking collateral and other credit enhancements into consideration, for on-balance
sheet assets, the maximum exposures are based on net carrying amounts as reported in the financial statements. The Group also assumes credit risk due to financing guarantee contracts. Please refer to Note 44 for the details.
Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are implemented regarding the types of collateral and the valuation parameters. The collateral obtained are typically residential properties.
Management monitors the market value of the collateral, adjusts credit limits when needed and performs an impairment valuation when applicable.
It is the Group’s policy to dispose of repossessed properties in an orderly fashion. The proceeds are used to reduce or repay the outstanding balance. In general, the Group does not occupy repossessed properties for business use.

Expected credit loss
Credit risk measurement
The estimation of credit exposure for risk management purposes is complex and requires the use of models, as the exposure varies with changes in market conditions, expected cash flows and the passage of time. The assessment of credit risk of a portfolio of assets entails further estimations as to the likelihood of defaults occurring, of the associated loss ratios and of default correlations between counterparties. The Group measures credit risk using PD, EAD and LGD. This is similar to the approach used for the purposes of measuring ECL under IFRS 9.
Measurement of ECL
IFRS 9 outlines a “three-stage” model for impairment based on changes in credit quality since initial recognition as summarized below:

•	A financial instrument that is not credit-impaired on initial recognition is classified in “Stage 1” and has its credit risk continuously monitored by the Group.

•	If a SICR since initial recognition is identified, the financial instrument is moved to “Stage 2” but is not yet deemed to be credit-impaired.

•	If the financial instrument is credit-impaired, the financial instrument is then moved to “Stage 3”.
Financial instruments in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that result from default events possible within the next 12 months. Instruments in Stages 2 or 3 have their ECL measured based on ECL on a lifetime basis.

•	A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward- looking information.
POCI are those financial assets that are credit-impaired on initial recognition. Their ECL is always measured on a lifetime basis.
The following diagram summarizes the impairment requirements under IFRS 9 (other than POCI).

Change in credit quality since initial recognition

Stage 1	Stage 2	Stage 3
(Initial recognition)	(Significant increase in credit risk since initial recognition)	(Credit-impaired assets)
12-month ECL	Lifetime ECL	Lifetime ECL
The key judgments and assumptions adopted by the Group in addressing the requirements of the standard are discussed below:

(a)	Significant increase in credit risk (SICR)
For loans to customers, the Group considers a loan to have experienced a significant increase in credit risk if the borrower is 30 or more days past due on its contractual payments. No qualitative criteria are considered by the Group since the Group monitors the risk of borrowers purely based on the overdue period. For other financial assets measured at amortized cost, the Group sets quantitative and qualitative criteria to judge if there is significant increase in credit risk, and the criteria include: 30 or more days past due, the forward-looking information and various reasonable supporting information, when determining the ECL staging for financial assets.
The criteria used to identify SICR are monitored and reviewed periodically for appropriateness by the credit risk team.

(b)	Definition of default and credit-impaired assets
For loans to customers, the Group defines a financial instrument as in default, which is fully aligned with the definition of credit-impaired if the borrower is 90 or more days past due on its contractual payments. No qualitative criteria is considered by the Group since the Group monitors the risk of borrowers purely based on the overdue period. For other financial assets measured at amortized cost, the Group sets quantitative and qualitative criteria to define as in default, and the criteria include: 90 or more days past due and various reasonable supporting information.
The criteria above are consistent with the definition of default used for internal credit risk management purposes. The default definition has been applied consistently to model the PD, EAD and LGD throughout the Group’s expected loss calculations.

(c)	Measuring ECL – Explanation of inputs, assumptions and estimation techniques
The ECL is measured on either a
12-month
(“12M”) or Lifetime basis depending on whether a significant increase in credit risk has occurred since initial recognition or whether an asset is considered to be credit-impaired. Key impacts used to determine ECL include PD, EAD and LGD, which are defined as follows:

•
PD represents the likelihood of a borrower defaulting on its financial obligation (as mentioned in “Definition of default and credit-impaired assets” above), either over the next 12 months (“12M PD”), or over the remaining lifetime (“Lifetime PD”) of the obligation.

•
LGD represents the Group’s expectation of the extent of loss on a defaulted exposure. LGD varies by type and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default.

•
EAD is based on the amounts the Group expects to be owed at the time of default, over the next 12 months (“12M EAD”) or over the remaining lifetime (“Lifetime EAD”). For example, for a revolving commitment, the Group includes the current drawn balance plus any further amount that is expected to be drawn up to the current contractual limit by the time of default, should it occur.

The ECL is determined by projecting the PD, LGD and EAD for each future month and for each individual exposure or collective segment. These three components are multiplied together and adjusted for the likelihood of survival (i.e. the exposure has not prepaid or defaulted in an earlier month).
The
12-month
and lifetime PDs are determined based on the defaults developed with reference to historical observed data. The duration of historical observed data gathered which is most relevant to reflect the current risk profile of outstanding loan portfolio is determined by management by applying judgement, considering the latest changes in economy, trend in recent default rates under different portfolio and the latest strategy in customer selections.
The
12-month
and lifetime EADs are determined based on the expected payment profile. For amortizing products and bullet repayment loans, this is based on the contractual repayments owed by the borrower over a
12-month
or lifetime basis. Early repayment assumptions are also incorporated into the calculation.
The
12-month
and lifetime LGDs are determined based on the factors which impact the recoveries made post default. These vary by product type.
Forward-looking economic information is included in determining the
12-month
and lifetime PD. These assumptions vary by product type.

(d)	Forward-looking information incorporated in the ECL models
In measuring ECL, the Group has applied significant judgment in determining the forward-looking adjustments, specifically, the relevant forward-looking economic factors and the methodologies used to incorporate those factors into the ECL models of its various businesses. These judgments are intended to reflect current conditions and reasonable and supportable forecasts of future economic conditions. As of December 31, 2022, 2023 and 2024, the range of multiple scenario forecasts of the key macroeconomic factors used to estimate ECL are listed below.

	December 31,	December 31,	December 31,
	2022	2023	2024
	(Restated)	(Restated)
GDP – year on year percentage change	3.8%-5.5%	4.6%-5.5%	4.5%-5.3%
CPI – year on year percentage change	NA	1.6%-2.0%	0.7%-1.5%
Broad measure of money supply (M1) – year on year percentage change	4.8%-6.4%	NA	-0.6%-3.8%
Similar to other economic forecasts, the forecasts of economic indicators have high inherent uncertainties and therefore actual results may be significantly different from the forecasts. The Group considered above forecasts as its best estimate as of December 31, 2022, 2023 and 2024.
NA - This factor is not selected in the respective ECL model.
i)
Sensitivity analysis
Expected credit losses are sensitive to the parameters used in the model, such as forecast value of the macro-economic factors, stage designation results and other factors considered in the application of significant management judgment. Changes in these parameters, assumptions, models, and judgments will have an impact on the measurement of expected credit losses.

The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming the financial assets in stage 2 reclassified to stage 1 due to significant improvement in credit risk.

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	10,479,472	9,651,158	11,255,841
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	12,826,347	11,459,365	12,761,499

Difference-amount	(2,346,875)	(1,808,207)	(1,505,658)
Difference-ratio	-18%	-16%	-12%

Maximum exposure to credit risk before collateral held or other credit enhancements
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2022 (Restated)
	Stage I	Stage II	Stage III	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	43,939,270	—	—	43,939,270
Restricted cash	27,086,721	—	—	27,086,721
Financial assets held under resale agreements	40,023	—	—	40,023
Financial assets at amortized cost	3,151,887	—	259,197	3,411,084
Accounts and other receivables and contract assets	9,585,236	—	—	9,585,236
Loans to customers	208,609,176	2,763,586	73,883	211,446,645
Other assets	447,443	—	—	447,443

Total	292,859,756	2,763,586	333,080	295,956,422

Off-balance sheet
Financing guarantee contracts	67,011,692	1,491,246	—	68,502,938

	As of December 31, 2023 (Restated)
	Stage I	Stage II	Stage III	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	39,695,914	—	—	39,695,914
Restricted cash	13,416,615	—	—	13,416,615
Financial assets held under resale agreements	28,834	—	—	28,834
Financial assets at amortized cost	1,517,135	—	240,948	1,758,083
Accounts and other receivables and contract assets	4,535,117	—	265	4,535,382
Loans to customers	127,933,160	1,661,728	99,066	129,693,954

Total	187,126,775	1,661,728	340,279	189,128,782

Off-balance sheet
Financing guarantee contracts	53,889,614	1,013,873	—	54,903,487

	As of December 31, 2024
	Stage I	Stage II	Stage III	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	29,903,846	—	—	29,903,846
Restricted cash	14,132,034	—	—	14,132,034
Financial assets held under resale agreements	657,033	—	—	657,033
Financial assets at fair value through other comprehensive income	1,156,095	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	1,499,000
Accounts and other receivables and contract assets	4,697,722	—	286	4,698,008
Loans to customers	110,425,071	665,187	418,411	111,508,669

Total	162,470,801	665,187	418,697	163,554,685

Off-balance sheet
Financing guarantee contracts	67,368,608	648,415	—	68,017,023

For other
on-balance
sheet financial assets, the maximum credit risk exposure is their net carrying amount.

4.1.3	Liquidity risk
Liquidity risk is the risk of not having access to sufficient funds or being unable to liquidate a position in a timely manner at a reasonable price to meet the Group’s obligations as they become due.
The Group aims to maintain sufficient cash at bank and marketable securities. Due to the dynamic nature of the underlying businesses, the Group maintains flexibility in funding by maintaining adequate cash at bank.
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual or expected cash flows including interest payments computed using contractual rates, or, if floating, based on current rates, and interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

	As of December 31, 2022 (Restated)
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	1,569,367	—	—	—	—	1,569,367
Borrowings	—	37,506,884	—	—	—	37,506,884
Bonds payable	—	2,209,274	—	—	—	2,209,274
Accounts and other payables and contract liabilities	1,742,145	4,376,674	—	—	—	6,118,819
Payable to investors of consolidated structured entities	47,351	134,267,908	44,477,983	3,871,121	65,591	182,729,954
Lease liabilities	—	471,722	251,214	67,927	6,819	797,682
Convertible promissory notes payable	—	50,177	50,177	50,177	6,867,555	7,018,086
Optionally convertible promissory notes	—	8,546,138	—	—	—	8,546,138
Financial assets sold under repurchase agreements	—	3,346,448	—	—	—	3,346,448

Total	3,358,863	190,775,225	44,779,374	3,989,225	6,939,965	249,842,652

Financing guarantee contracts	68,502,938	—	—	—	—	68,502,938

	As of December 31, 2023 (Restated)
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	985,761	—	—	—	—	985,761
Borrowings	142,342	36,685,617	1,926,278	959,173	—	39,713,410
Accounts and other payables and contract liabilities	1,358,823	1,433,009	—	—	—	2,791,832
Payable to investors of consolidated structured entities	53,369	65,571,670	14,776,713	1,247,265	745	81,649,762
Lease liabilities	—	270,393	118,726	35,571	2,385	427,075
Convertible promissory notes payable	—	51,028	51,028	6,984,009	—	7,086,065
Financial assets sold under repurchase agreements	—	1,307,618	—	—	—	1,307,618

Total	2,540,295	105,319,335	16,872,745	9,226,018	3,130	133,961,523

Financing guarantee contracts	54,903,487	—	—	—	—	54,903,487

	As of December 31, 2024
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	721,558	—	—	—	—	721,558
Borrowings	71,938	49,819,385	2,046,264	—	—	51,937,587
Customer deposit	469,093	3,494,698	—	—	—	3,963,791
Accounts and other payables and contract liabilities	1,489,870	1,343,822	—	—	—	2,833,692
Payable to investors of consolidated structured entities	—	34,900,519	8,343,092	545,599	—	43,789,210
Lease liabilities	705	189,663	94,648	25,980	238	311,234
Convertible promissory notes payable	—	51,790	7,088,236	—	—	7,140,026
Financial assets sold under repurchase agreements	—	782,583	—	—	—	782,583

Total	2,753,164	90,582,460	17,572,240	571,579	238	111,479,681

Financing guarantee contracts	68,017,023	—	—	—	—	68,017,023

4.2	Capital management

The Group’s capital requirements are primarily dependent on the scale and the type of business that it undertakes, as well as the industry and geographic location in which it operates. The primary objectives of the Group’s capital management are:

•	To comply with the capital requirements set by the regulators of the markets where the Group operates.

•	To safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and to maximize shareholders’ value.

•	To maintain a strong capital base to support the development of its business.
The Group adopts administrative measures issued by the regulators of subsidiaries with financial licenses. To meet these requirements, the Group monitor its capital adequacy ratio and the usage of regulatory capital on a quarterly basis and operate and manage assets at all levels in accordance with the provisions of these measures.
Except those subsidiaries with financial licenses, the Group monitors capital by regularly reviewing the total equity attributable to owners of the Company. Adjustments to current capital structure are made in light of changes in economic conditions and risk characteristics of the Group’s activities. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid, return capital to ordinary shareholders or issue capital securities.
Gearing Ratio
As of December 31, 2022, 2023 and 2024, our gearing ratio (i.e. in percentage, total debt divided by total equity, and total debt is calculated as the aggregate of borrowings, bonds payable, convertible promissory note payable, and optionally convertible promissory notes) was 55.90%, 48.09% and 68.53%.

4.3	Group’s maximum exposure to structured entities

The Group uses structured entities in the normal course of business for a number of purposes, for example, structured transactions for customers, to provide finance to public and private sector infrastructure projects, and to generate fees from servicing loans made on behalf of third-party investors. These structured entities are financed through the issue of notes or units to investors. Refer to Note 2 for the Group’s consolidation consideration related to structured entities.
The following table shows the Group’s maximum exposure to the unconsolidated structured entities representing the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities.
These unconsolidated structured products mainly include asset management plans, trust plans, mutual funds, private funds and bank wealth management products which are all classified as financial assets at fair value through profit or loss.

	As of December 31, 2022 (Restated)
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties (a)	NA	12,137,889	12,137,889	Investment income
Unconsolidated structured entities managed by affiliated entities (a)	NA	3,974,740	3,974,740	Investment income
Unconsolidated structured entities serviced by the Group	2,838,473	—	1,849,897	Service fee

	As of December 31, 2023 (Restated)
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties (a)	NA	14,735,297	14,735,297	Investment income
Unconsolidated structured entities managed by affiliated entities (a)	NA	211,663	211,663	Investment income
Unconsolidated structured entities serviced by the Group	90,946	—	90,946	Service fee

	As of December 31, 2024
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties (a)	NA	9,126,031	9,126,031	Investment income
Unconsolidated structured entities managed by affiliated entities (a)	NA	1,237,189	1,237,189	Investment income
Unconsolidated structured entities serviced by the Group	21,168	—	21,168	Service fee

(a)	The information in relation to the size of these unconsolidated structured products is not available from open market.

4.4	Fair value estimation

The Group’s main financial instruments carried at fair value are financial assets at fair value through profit or loss.
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:
Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The primary quoted market price used for financial assets held by the Group is net asset value at daily basis. Financial instruments included in Level 1 comprise primarily equity investments, fund investments and bond investments traded on stock exchanges and open-ended mutual funds.
Level 2: Valuation techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly (such as price) or indirectly (such as calculated based on price). These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.
Level 3: Other valuation techniques which use any inputs which have a significant effect on the recorded fair value that are not based on observable market data (unobservable inputs).
The level of fair value calculation is determined by the lowest level input with material significance in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the calculation of fair value.
Valuation methods for Level 2 and Level 3 financial instruments:
For Level 2 financial instruments, valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyze and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities.
For Level 3 financial instruments, fair value is determined using valuation methodologies such as discounted cash flow models and other similar techniques. One of significant inputs used in these valuation techniques is generally unobservable.

The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2022 (Restated)	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Asset management plans	—	198,957	—	198,957
Trust plans	—	2,505,978	186,830	2,692,808
Private funds and other equity investments	—	1,603,219	10,216	1,613,435
Mutual funds	7,177,446	—	—	7,177,446
Debt securities	—	10,917,975	—	10,917,975
Bank wealth management products	—	3,345,111	—	3,345,111
Structured deposits	—	2,406,785	—	2,406,785
Others debt investments	—	753,081	2,808,530	3,561,611

	7,177,446	21,731,106	3,005,576	31,914,128

Derivative financial assets
Interest rate swap	—	222,086	—	222,086
Foreign currency swap	—	225,357	—	225,357

	—	447,443	—	447,443

Total	7,177,446	22,178,549	3,005,576	32,361,571

As of December 31, 2023 (Restated)	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Trust plans	—	7,140,184	116,758	7,256,942
Private funds and other equity investments	—	—	659,406	659,406
Mutual funds	5,176,458	—	—	5,176,458
Debt securities	—	5,185,221	—	5,185,221
Bank wealth management products	—	963,830	—	963,830
Structured deposits	—	804,897	—	804,897
Others debt investments	—	5,661	4,710,790	4,716,451

Total	5,176,458	14,099,793	5,486,954	24,763,205

As of December 31, 2024	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Certificate of deposits	669,670	—	—	669,670
Exchange fund bills	486,425	—	—	486,425

	1,156,095	—	—	1,156,095

Financial assets at fair value through profit or loss
Trust plans	—	3,937,660	308,956	4,246,616
Private funds and other equity investments	—	—	598,366	598,366
Mutual funds	3,903,003	—	—	3,903,003
Debt securities	—	4,931,967	—	4,931,967
Bank wealth management products	—	1,628,417	—	1,628,417
Structured deposits	—	1,900,622	—	1,900,622
Others debt investments	—	30,706	3,116,117	3,146,823

	3,903,003	12,429,372	4,023,439	20,355,814

Total	5,059,098	12,429,372	4,023,439	21,511,909

There were no changes in valuation techniques during the period.

The following table presents the changes in
L
evel 3 instruments for the years ended December 31, 2022, 2023 and 2024:

Financial assets at fair value through profit or loss	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
As of beginning of the year	1,932,826	3,005,576	5,486,954
Additions	1,787,964	2,719,547	1,385,507
Transfer into Level 3	—	1,062,703	—
Disposal	(680,960)	(1,020,562)	(1,276,834)
Gains or losses recognized in profit or loss	(34,254)	(280,310)	(1,572,188)

As of end of the year	3,005,576	5,486,954	4,023,439

For the year ended December 3
1
, 2023, RMB1,063 million investment was transferred from Level 2 to Level 3 as significant unobservable inputs were applied in valuation method.
All of the unrealised gains or losses of
L
evel 3 instruments for the period are recognized in investment income (refer to Note 9).
Fair value measurements using significant unobservable input:
The level of fair value measurement is determined by the lowest level input with material significance in the overall calculation. As such. The significance of the input should be considered from an overall perspective in the estimation of fair value.
As of December 31, 2022, 2023 and 2024 the
L
evel 3 instruments were mainly other debt investments at fair value through profit or loss. As the other debt investments are not traded in an active market, their fair values have been determined using the discounted cash flow method whereby the discount rate adjustment technique is applied. The discount rate used to determine the present value was a rate that reflects current market assessments of the time value of money and the risks specific to the assets as at each reporting date. The determination of discount rate involved critical estimates and judgments by the management. As of December 31, 2022, 2023 and 2024, the discount rates used to determine fair value of level 3 instruments ranged from 0.66% to 16.01%.
The table below illustrates the impact to profit/(loss) before income tax for the years ended December 31, 2022, 2023 and 2024, if the risk adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

As of December 31, 2022, 2023 and 2024, the discount rates used to determine fair value of level 3 instruments ranged from 0.66% to 16.01%. The table below illustrates the carrying amount of the level 3 instruments with the fair value determined using the discounted cash flow method as well as the impact to profit/(loss) before income tax for the years ended December 31, 2022, 2023 and 2024, if the risk-adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

	As of December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Discounted cash flow method	2,788,802	5,035,516	3,819,204
Expected changes in profit/(loss) before income tax
+100 basis points	(47,291)	(172,822)	(113,936)
-100 basis points	49,790	182,108	119,511